Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment, Net
The carrying amount of Property, Plant and Equipment for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
Cost
Land	$3,724	$3,724
Buildings	70,072	70,880
Computer equipment and software	550,119	500,135
Office furniture and fixtures	45,856	50,600
Laboratory equipment	56,217	59,946
Leasehold improvements	55,000	65,167
Motor vehicles	79	41
	781,067	750,493
Less accumulated depreciation and asset write offs	(419,883)	(400,173)
Property, plant and equipment (net)	$361,184	$350,320